--------------------------------------------------------------------------------

                                                                [Picture]

                                                                Dexter A. Dodge
                                                                Chairman

[LOGO]  To Our Shareholders

The Federal Reserve has been on a mission to lower interest rates for six months. During that time, the Federal Funds rate has been lowered from 6.00% to 3.75%. We have seen two responses to this movement during the first half of the year, one from the fixed income markets and one from the equity markets.

The fixed income markets have reacted in what some might see to be a strange manner, although in fact it is the way the markets often react to the lowering of short-term interest rates by the Federal Reserve. The yield curve has steepened. By that we mean the interest paid by short-term instruments has become appreciably less than the interest paid by longer term fixed income investments. At the beginning of the year, 90-day Treasury Bills paid a 5.89% annualized rate of interest while 10-year Treasury Notes paid a 5.11% annualized rate of interest. Treasury Bills therefore paid 0.78% more per year than 10-year Treasury Notes. As of mid-year, things have changed markedly. A 90-day Treasury Bill now yields 3.62% annualized while 10-year Treasury Notes yield 5.17%. The difference in yield has moved from plus 0.78% to minus 1.55%. This steepening reflects the actions of the Federal Reserve in lowering rates and means that one now is being paid far more to take on the risk of longer maturities than was the case at the beginning of the year. It also means, of course, that investments which specialize in short-term fixed income investments, like our Freedom Group of Money Funds, have far less yield available to capture when making new investments. The declining yield of short-term investments would seem painful until compared to other returns during the first half of this year. In fact, when compared with the return from the S&P 500, which lost 6.7% during the first half of the year, positive returns of any sort, even if less than at this time last year, are welcome.

The equity markets have lost ground despite the actions of the Federal Reserve we have noted above. In our January report we noted that we were not sure that 2001 would be the best year for the equity markets since it typically takes somewhere around 12 months for the full effect of lower short-term interest rates to work its way through the economy and the equity markets. So far, it would seem that that uncertainty was well justified. Indeed, it is not yet clear that the Federal Reserve will be successful in avoiding a recession in the United States, although we believe that ultimately it will do so. Accordingly, equity market returns have been disappointing so far.

There is, however, a silver lining for investors in the Freedom Group of Money Funds. As the economy has slowed down, the threat of inflation getting too high has receded. This is meaningful since yields are lower than they were last year. With lower yields, it is important that inflation also starts to fall in order to maintain positive after-inflation returns. A quick rebound for the economy would probably have stoked inflation fires a bit. Having waited six months, things now seem likely to work out well for inflation even if the economy should start to rebound.

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                              [PICTURE]                    [PICTURE]

                              Mary Jeanne Currie           Paul Marandett
                              Portfolio Manager            Portfolio Manager
                              Cash Management Fund         Tax Exempt Money Fund
                              Government Securities Fund

Below you will find how each of your Fund's managers is dealing with the environment of declining short-term interest rates. In each and every case, however, we remain committed to the highest quality of short-term investments and the highest quality of service we can provide. We offer you our thanks for the opportunity to be of service to you.


Sincerely,

/s/ Dexter A. Dodge

FINANCIAL REVIEW

FREEDOM CASH MANAGEMENT FUND AND
FREEDOM GOVERNMENT SECURITIES FUND

At the beginning of this year, money market funds reached their 30th birthday and as a result of a faltering economy, volatile stock markets and last year's rising interest rates, assets exceeded the $2 trillion mark. Since then, with the Federal Reserve Board lowering interest rates through the first six months of this year, there are signs of strength appearing in the economy and investors seem more confident about committing funds to the stock markets and longer term fixed income securities.

During this period of falling interest rates, it was our intention to extend the average maturity of both funds in order to lock in higher yields for a longer period of time. This strategy was difficult to implement for a number of reasons, particularly in the Freedom Cash Management Fund. First, aggressive lengthening with an inverted yield curve would have had a very negative impact on the yields of the Funds. Instead, we opted to look for opportunities where further Federal Reserve rate decreases were not fully priced into the markets. Secondly, several of the typical commercial paper issuers chose to meet their funding needs by taking advantage of lower rates and issuing longer term bonds instead. This caused a 26% drop in outstanding commercial paper and supply became a problem. We were also concerned about the possibility of deteriorating credit conditions stemming from lower corporate earnings. We, therefore, became very cautious in choosing

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the securities of companies to be included in our Fund.

This strategy resulted in favorable returns for both the Freedom Cash Management Fund and the Freedom Government Securities Fund. The 12-month total return through June 30, 2001 for the Cash Management Fund (the only figures available on an industry basis) was 5.45% vs. 5.37% for the industry. For the same period, the total return on the Freedom Government Securities Fund was 5.38% vs. 5.34% for the industry.

As always, the primary objective of our Funds is the preservation of capital. All of the securities in the Freedom Cash Management Fund carry the highest ratings assigned to short-term investments. We also constantly monitor and evaluate the creditworthiness of these holdings to be certain that our conservative investment policy is maintained. As of result of this policy, the Freedom Cash Management Fund carries an AAA rating from Standard & Poor's Rating Agency. In the Freedom Government Securities Fund, all investments are limited to securities issued by the U.S. Treasury or one of its agencies.

FREEDOM TAX EXEMPT MONEY FUND

One year ago we wrote about the effect on money market yields caused by the Federal Reserve Board's 75 basis point boost of short-term interest rates. We now are looking at the results of the Federal Reserve's 225 basis point lowering of short-term rates. The markets do still move in cycles.

The tax-free money market has certainly been affected by the Fed's actions. The fundamental factors of supply and demand, which continue to drive this market sector, have been more balanced over the last two quarters than they were for most of last year. While the supply of notes and variable rate securities available to money funds has increased so far this year, that has been offset by continued strong cash flow into money funds. Interest rates offered by tax-free money funds, therefore, have declined right along with the Federal Funds rate. iMoneyNet, Inc. reported the tax exempt industry average 7-day compound net yield was 4.01% at the December 31st reporting date. That yield stood at 2.53% as of the June 25th reporting date for a decline of 148 basis points. While there is a big difference in the nominal rates of decline, the percentage relationship remains the same; the tax-exempt yield was 66% of the Fed Funds rate at both reporting periods.

The 7-day compound yields offered by the Freedom Tax Exempt Money Fund were quite similar to those of the industry average during the same period. The Freedom Fund yield declined 151 basis points, from 4.00% to 2.49%, also maintaining a 66% relationship to the Federal Funds Rate.

Although the short-term yield curve (yields offered on securities maturing between 1 day and 1 year) continues to remain flat we have slightly increased the Fund's average maturity, from 28 days on December 31, 2000 to 34 days on June 30, 2001. The strategy behind this extension was to lock in some current interest rates while the Federal Reserve was lowering short-term rates. The average maturity of the Fund, along with that of the average tax-exempt money fund, remains well short of historical levels. We expect to maintain this investment strategy until the short-term yield curve steepens. However, as always, the main focus of our investment strategy will be to provide our shareholders with competitive returns and to maintain the Fund's AAA Standard & Poor's credit rating.


Sincerely,

/s/ Mary Jeanne Currie
----------------------------
Mary Jeanne Currie
Portfolio Manager
Cash Management Fund
Government Securities Fund


/s/ Paul Marandett
---------------------------
Paul Marandett
Portfolio Manager
Tax Exempt Money Fund

                          FREEDOM CASH MANAGEMENT FUND

                        INVESTMENTS AS OF JUNE 30, 2001

                                  (UNAUDITED)

 PRINCIPAL            MATURITY
  AMOUNT       RATE     DATE        VALUE
 --------      ----     ----        -----
COMMERCIAL PAPER -- 61.2%
ABBEY NATIONAL NORTH AMERICA CORP.
$ 5,800,000   3.730%  07/23/2001 $    5,786,779
 20,000,000   4.140%  08/03/2001     19,924,100
  2,500,000   5.080%  08/08/2001      2,486,594
  1,500,000   3.620%  09/05/2001      1,490,045
 15,000,000   4.500%  09/24/2001     14,840,625
 25,000,000   4.530%  10/12/2001     24,675,979
 25,000,000   4.050%  10/26/2001     24,670,938
AMERICAN EXPRESS CREDIT CORP.
 25,000,000   3.920%  07/10/2001     24,975,500
 25,000,000   4.000%  07/11/2001     24,972,222
  8,650,000   4.010%  07/12/2001      8,639,401
 25,000,000   3.870%  07/20/2001     24,948,938
  3,200,000   4.150%  07/30/2001      3,189,302
  4,650,000   3.740%  08/01/2001      4,635,024
  3,500,000   4.100%  08/22/2001      3,479,272
AMERICAN GENERAL CORP.
 25,000,000   3.980%  07/06/2001     24,986,181
 25,000,000   4.270%  07/16/2001     24,955,521
 25,000,000   4.080%  08/30/2001     24,830,000
AMERICAN GENERAL FINANCE CORP.
  8,100,000   3.890%  07/26/2001      8,078,119
AMERICAN TELEPHONE & TELEGRAPH CO.
 25,000,000   3.980%  07/19/2001     25,000,000
BANK OF NOVA SCOTIA
 25,000,000   3.950%  07/16/2001     24,958,854
 25,000,000   3.930%  08/06/2001     24,901,750
 25,000,000   3.940%  08/14/2001     24,879,611
BOARD OF TRUSTEES OF THE LELAND STANFORD JR.
  UNIVERSITY
 25,000,000   5.350%  07/09/2001     24,970,278
 18,000,000   3.830%  11/13/2001     17,741,475
BRITISH TELECOMMUNICATIONS PLC
 25,000,000   4.854%  10/09/2001     25,000,000

 PRINCIPAL            MATURITY
  AMOUNT       RATE     DATE        VALUE
 --------      ----     ----        -----
CAPITAL ONE FUNDING
$66,366,000   4.000%  07/05/2001 $   66,366,000
CHEVRON UK INVESTMENT PLC
 25,000,000   3.860%  07/25/2001     24,935,667
 25,000,000   3.600%  09/18/2001     24,802,500
CREDIT SUISSE FIRST BOSTON, INC.
 17,000,000   4.680%  07/05/2001     16,991,160
 25,000,000   3.920%  11/07/2001     24,648,833
  8,000,000   3.900%  11/08/2001      7,887,333
 25,000,000   3.980%  11/14/2001     24,624,111
DEUTSCHE BANK FINANCIAL INC.
 25,000,000   4.100%  09/14/2001     24,786,458
 25,000,000   4.045%  09/27/2001     24,752,806
 15,000,000   4.050%  11/02/2001     14,790,750
DEXIA CLF FINANCE CO.
  9,000,000   3.860%  08/13/2001      8,958,505
 20,000,000   3.960%  08/13/2001     19,905,400
 25,000,000   3.760%  09/06/2001     24,825,056
 25,000,000   3.740%  09/11/2001     24,813,000
 16,000,000   3.680%  09/18/2001     15,870,791
DOW CHEMICAL COMPANY
  5,961,000   4.150%  07/02/2001      5,960,313
E.I. DUPONT DE NEMOURS & CO.
  2,500,000   4.180%  07/09/2001     24,976,778
 20,000,000   3.940%  07/12/2001     19,975,922
 15,000,000   4.130%  07/13/2001     14,979,350
 25,000,000   4.610%  07/13/2001     24,961,583
FORD MOTOR CREDIT COMPANY
  3,600,000   3.820%  07/23/2001      3,591,596
 25,000,000   3.710%  07/31/2001     24,922,708
 25,000,000   3.660%  08/03/2001     24,916,125
 11,100,000   3.610%  08/24/2001     11,039,894
 25,000,000   3.730%  12/13/2001     24,572,604
GENERAL ELECTRIC CAPITAL CORP.
 16,000,000   3.870%  07/30/2001     15,950,120
 25,000,000   4.000%  07/31/2001     24,916,667

                       See Notes to Financial Statements.

                          FREEDOM CASH MANAGEMENT FUND

                                  (UNAUDITED)

 PRINCIPAL            MATURITY
  AMOUNT       RATE     DATE        VALUE
 --------      ----     ----        -----
COMMERCIAL PAPER -- (CONTINUED)
GENERAL ELECTRIC CAPITAL CORP. -- (CONTINUED)
$10,175,000   3.890%  08/06/2001 $   10,135,419
 19,950,000   3.780%  08/13/2001     19,859,926
  3,875,000   4.060%  09/21/2001      3,839,165
GENERAL MOTORS ACCEPTANCE CORP.
 25,000,000   3.950%  07/06/2001     24,986,285
 25,000,000   4.230%  07/13/2001     24,964,750
 20,000,000   3.930%  07/27/2001     19,943,233
  9,900,000   4.120%  08/08/2001      9,856,946
 15,000,000   4.120%  08/23/2001     14,909,017
GLAXO WELLCOME PLC
 10,000,000   4.170%  08/02/2001      9,962,933
  6,200,000   3.920%  08/20/2001      6,166,244
 10,000,000   3.860%  08/23/2001      9,943,172
  7,800,000   3.710%  09/14/2001      7,739,713
GOLDMAN SACHS GROUP INC.
 25,000,000   4.560%  07/05/2001     24,987,333
  7,000,000   4.630%  07/05/2001      6,996,399
 25,000,000   4.110%  10/16/2001     24,694,604
 18,000,000   4.040%  10/29/2001     17,757,600
 25,000,000   4.120%  11/01/2001     24,648,083
HALIFAX PLC
 12,000,000   3.880%  08/03/2001     11,957,320
 14,000,000   3.810%  09/04/2001     13,903,692
  1,000,000   3.600%  09/12/2001        992,700
  1,000,000   3.610%  09/12/2001        992,680
  2,500,000   3.880%  09/12/2001      2,480,331
  2,500,000   3.890%  09/12/2001      2,480,280
  9,900,000   3.950%  09/12/2001      9,820,704
  4,200,000   3.580%  10/12/2001      4,156,980
  2,000,000   3.670%  10/12/2001      1,978,999
 25,000,000   4.050%  11/01/2001     24,654,063
J.P. MORGAN CHASE & CO.
 25,000,000   4.180%  07/02/2001     24,997,097
 25,000,000   4.220%  07/02/2001     24,997,069
 25,000,000   3.940%  08/09/2001     24,893,292

 PRINCIPAL            MATURITY
  AMOUNT       RATE     DATE        VALUE
 --------      ----     ----        -----
MEDICAL BUILDING FUNDING VIII
$22,100,000   4.125%  06/29/2001 $   21,930,369
METLIFE FUNDING INC.
  6,500,000   3.880%  08/17/2001      6,467,074
 16,500,000   3.930%  08/17/2001     16,415,341
 25,000,000   3.590%  09/17/2001     24,805,542
MONSANTO CO.
  8,500,000   5.060%  07/13/2001      8,485,663
 20,700,000   5.060%  07/18/2001     20,650,539
 10,000,000   5.120%  07/18/2001      9,975,822
 27,550,000   5.070%  07/31/2001     27,433,601
  9,300,000   4.080%  09/26/2001      9,208,302
  3,400,000   4.100%  09/26/2001      3,366,312
  2,300,000   3.600%  10/09/2001      2,277,000
 11,527,000   3.720%  10/16/2001     11,399,550
NATIONAL AUSTRALIA FUNDING (DELAWARE) INC.
 25,000,000   4.100%  08/01/2001     24,911,736
 25,000,000   4.080%  08/06/2001     24,898,000
 20,000,000   3.530%  09/28/2001     19,825,461
NATIONAL RURAL UTILITIES CORP.
 25,000,000   3.920%  07/12/2001     24,970,056
 15,500,000   3.760%  07/16/2001     15,475,717
 12,000,000   3.750%  07/26/2001     11,968,750
  5,500,000   3.650%  07/30/2001      5,483,828
NORTHERN ROCK PLC
 42,000,000   3.920%  07/18/2001     41,922,253
PRUDENTIAL FUNDING CORP.
 40,200,000   3.600%  07/27/2001     40,095,480
SOCIETE GENERALE NORTH AMERICA, INC.
 10,000,000   3.910%  07/05/2001      9,995,656
 14,750,000   3.820%  08/06/2001     14,693,655
  3,472,000   3.550%  11/13/2001      3,425,779
 25,000,000   4.030%  11/20/2001     24,602,597
 25,000,000   4.030%  11/21/2001     24,599,799
 16,000,000   3.570%  01/22/2002     15,674,733

                       See Notes to Financial Statements.

                          FREEDOM CASH MANAGEMENT FUND

                                  (UNAUDITED)

 PRINCIPAL            MATURITY
  AMOUNT       RATE     DATE        VALUE
 --------      ----     ----        -----
COMMERCIAL PAPER -- (CONTINUED)
TORONTO DOMINION HOLDINGS USA INC.
$25,000,000   4.015%  07/09/2001 $   24,977,694
 25,000,000   3.955%  07/10/2001     24,975,281
 25,000,000   3.950%  08/07/2001     24,898,507
 19,317,000   3.580%  09/19/2001     19,163,323
UBS FINANCE (DELAWARE) INC.
  1,900,000   4.000%  07/06/2001      1,898,944
 10,000,000   4.670%  07/16/2001      9,980,542
  2,400,000   5.050%  08/01/2001      2,389,563
 25,000,000   4.000%  08/06/2001     24,900,000
  5,000,000   3.630%  08/15/2001      4,977,313
  2,600,000   3.650%  08/16/2001      2,587,874
 20,000,000   3.710%  12/06/2001     19,674,344
 25,000,000   3.550%  12/18/2001     24,580,903
  3,100,000   3.500%  12/19/2001      3,048,463
UNILEVER CAPITAL CORP.
 10,000,000   3.970%  09/07/2001     10,000,000
USAA CAPITAL CORP.
  5,170,000   3.730%  07/12/2001      5,164,108
                                 --------------
TOTAL COMMERCIAL PAPER........    2,086,610,041
                                 --------------
MUNICIPAL SECURITIES -- 0.9%
ARKANSAS STATE DEVELOPMENT FINANCE AUTHORITY
INDUSTRIAL DEVELOPMENT BOND
 10,750,000   3.850%  07/05/2001     10,750,000
MISSISSIPPI BUSINESS FINANCE CORP.
 10,000,000   3.900%  07/05/2001     10,000,000
WAYNE COUNTY, MICHIGAN G.O.
  1,900,000   4.000%  07/12/2001      1,900,000
  7,900,000   4.000%  11/08/2001      7,900,000
                                 --------------
TOTAL MUNICIPAL SECURITIES....       30,550,000
                                 --------------

 PRINCIPAL            MATURITY
  AMOUNT       RATE     DATE        VALUE
 --------      ----     ----        -----
STRUCTURED FINANCE -- 37.3%
ASSET SECURITIZATION COOPERATIVE CORP.
$20,000,000   3.950%  07/12/2001 $   19,975,861
 15,000,000   3.950%  07/13/2001     14,980,250
 25,000,000   3.880%  07/17/2001     24,956,889
 10,000,000   3.830%  07/26/2001      9,973,403
CIESCO L.P.
  4,100,000   3.920%  07/02/2001      4,099,554
 10,000,000   4.220%  07/06/2001      9,994,139
 25,000,000   4.160%  07/19/2001     24,948,000
  3,400,000   4.170%  07/19/2001      3,392,911
 20,000,000   3.910%  08/02/2001     19,930,489
 22,900,000   3.850%  08/07/2001     22,809,386
  9,600,000   3.570%  08/17/2001      9,555,256
COOPERATIVE ASSOCIATION OF TRACTOR
  DEALERS INC. -- A
  7,000,000   4.320%  07/11/2001      6,991,600
  3,465,000   4.680%  07/11/2001      3,460,495
  5,100,000   3.850%  07/18/2001      5,090,728
  2,000,000   4.650%  07/20/2001      1,995,092
  7,500,000   3.780%  07/25/2001      7,481,100
  1,570,000   3.750%  07/26/2001      1,565,911
  3,180,000   4.020%  07/26/2001      3,171,123
  5,500,000   4.100%  07/26/2001      5,484,340
  5,200,000   5.050%  08/03/2001      5,175,928
  2,800,000   5.020%  08/07/2001      2,785,554
  3,500,000   3.850%  08/10/2001      3,485,028
  8,050,000   5.010%  08/10/2001      8,005,188
  1,000,000   5.050%  08/10/2001        994,389
  1,800,000   5.100%  08/10/2001      1,789,800
  6,850,000   3.980%  08/16/2001      6,815,164
  1,000,000   3.830%  08/28/2001        993,829
  2,055,000   4.200%  09/26/2001      2,034,142
  2,000,000   4.150%  10/05/2001      1,977,867
  2,300,000   4.150%  10/09/2001      2,273,486
  2,500,000   4.200%  10/09/2001      2,470,833
  4,100,000   4.520%  10/12/2001      4,046,978
  4,600,000   4.000%  10/16/2001      4,545,311

                       See Notes to Financial Statements.

                          FREEDOM CASH MANAGEMENT FUND

                                  (UNAUDITED)

 PRINCIPAL            MATURITY
  AMOUNT       RATE     DATE        VALUE
 --------      ----     ----        -----
STRUCTURED FINANCE -- (CONTINUED)
COOPERATIVE ASSOCIATION OF TRACTOR
  DEALERS INC. -- (CONTINUED)
$ 6,400,000   4.150%  10/17/2001 $    6,320,320
  1,500,000   4.150%  10/19/2001      1,480,979
  1,500,000   3.620%  10/25/2001      1,482,503
  1,500,000   3.920%  10/31/2001      1,480,073
COOPERATIVE ASSOCIATION OF TRACTOR
  DEALERS INC. -- B
  3,000,000   4.250%  07/02/2001      2,999,646
  4,000,000   4.000%  07/03/2001      3,999,111
  5,100,000   4.660%  07/03/2001      5,098,680
  1,450,000   4.670%  07/09/2001      1,448,495
  8,200,000   5.370%  07/13/2001      8,185,322
  3,100,000   4.700%  07/16/2001      3,093,929
  7,500,000   3.800%  07/20/2001      7,484,958
  1,000,000   4.250%  07/24/2001        997,285
  3,000,000   4.220%  07/31/2001      2,989,450
  6,700,000   5.020%  08/01/2001      6,671,037
  1,000,000   5.070%  08/01/2001        995,634
  2,000,000   4.220%  08/07/2001      1,991,326
  2,000,000   4.570%  08/09/2001      1,990,098
  5,800,000   3.850%  08/10/2001      5,775,189
  2,000,000   3.720%  08/20/2001      1,989,667
  2,000,000   3.900%  08/28/2001      1,987,433
  1,500,000   3.620%  09/18/2001      1,488,084
  1,500,000   3.820%  09/18/2001      1,487,426
  5,300,000   4.520%  09/18/2001      5,247,430
  2,000,000   3.630%  10/02/2001      1,981,245
  1,600,000   3.820%  10/03/2001      1,584,041
  2,000,000   3.800%  10/05/2001      1,979,733
  4,100,000   4.500%  10/12/2001      4,047,213
  4,000,000   4.200%  10/16/2001      3,950,067
  4,600,000   3.850%  11/13/2001      4,533,587

DELAWARE FUNDING CORP.
  2,345,000   3.950%  07/12/2001      2,342,170
  2,550,000   3.920%  07/16/2001      2,545,835
  1,450,000   3.770%  07/17/2001      1,447,570
  2,032,000   3.720%  07/25/2001      2,026,961

 PRINCIPAL            MATURITY
  AMOUNT       RATE     DATE        VALUE
 --------      ----     ----        -----
DELAWARE FUNDING CORP. -- (CONTINUED)
$25,000,000   3.820%  08/10/2001 $   24,893,889
 15,767,000   3.600%  08/16/2001     15,694,472
  6,000,000   3.670%  08/17/2001      5,971,252

EDISON ASSET SECURITIZATION CORP.
 25,000,000   3.990%  07/06/2001     24,986,146
 20,000,000   3.930%  07/27/2001     19,943,233
 25,000,000   3.680%  08/03/2001     24,915,667
 25,000,000   3.770%  08/17/2001     24,876,951

ENTERPRISE FUNDING CORP.
  3,851,000   4.330%  07/03/2001      3,850,074
  5,024,000   3.970%  07/13/2001      5,017,352
 25,000,000   3.830%  07/16/2001     24,960,104
 22,000,000   3.600%  08/29/2001     21,870,200
  1,075,000   3.850%  09/07/2001      1,067,182
 22,938,000   3.580%  09/21/2001     22,750,953

FALCON ASSET SECURITIZATION CORP.
  6,482,000   4.650%  07/09/2001      6,475,302
 10,000,000   3.920%  07/10/2001      9,990,200
  1,745,000   4.230%  07/18/2001      1,741,514
 17,330,000   3.900%  08/02/2001     17,269,923
 13,800,000   3.900%  08/13/2001     13,735,715
 24,605,000   4.150%  10/02/2001     24,341,214
 13,890,000   4.060%  10/15/2001     13,723,953
    636,000   4.100%  10/15/2001        628,322
  5,900,000   4.480%  10/15/2001      5,822,172

FLEET FUNDING CORP.
 25,000,000   3.840%  07/26/2001     24,933,333
 15,000,000   3.860%  07/26/2001     14,959,792
 25,000,000   3.860%  07/27/2001     24,930,306

NEW CENTER ASSET TRUST
 25,000,000   3.950%  07/20/2001     24,947,882
 25,000,000   3.860%  07/24/2001     24,938,347

OLD LINE FUNDING CORP.
  5,500,000   4.010%  07/02/2001      5,499,387
  3,730,000   4.000%  07/03/2001      3,729,171
 25,000,000   4.000%  07/06/2001     24,986,111

                       See Notes to Financial Statements.

                          FREEDOM CASH MANAGEMENT FUND

                                  (UNAUDITED)

 PRINCIPAL            MATURITY
  AMOUNT       RATE     DATE        VALUE
 --------      ----     ----        -----
STRUCTURED FINANCE -- (CONTINUED)
OLD LINE FUNDING CORP. -- (CONTINUED)
$ 4,700,000   3.950%  07/11/2001 $    4,694,843
 26,453,000   3.990%  07/11/2001     26,423,681
  5,185,000   3.960%  07/16/2001      5,176,445
  8,400,000   3.920%  07/17/2001      8,385,365
 16,000,000   3.900%  07/19/2001     15,968,800

SHEFFIELD RECEIVABLES CORP.
 25,000,000   4.000%  07/02/2001     24,997,222
  2,208,000   3.600%  09/17/2001      2,190,778

SIGMA FINANCE CORP.
  4,150,000   4.280%  07/27/2001      4,137,172
  2,200,000   4.280%  08/01/2001      2,191,892
  4,000,000   5.080%  08/10/2001      3,977,422
 24,750,000   3.580%  09/17/2001     24,558,022
  2,000,000   3.830%  09/18/2001      1,983,191
 10,000,000   4.580%  10/01/2001      9,882,956
 10,000,000   4.170%  10/05/2001      9,888,800
  8,424,000   4.180%  10/05/2001      8,330,100
 25,000,000   4.560%  10/11/2001     24,677,000
  3,700,000   4.140%  10/18/2001      3,653,620
THREE RIVERS FUNDING CORP.
 24,084,000   4.010%  07/02/2001     24,081,317
 10,000,000   4.050%  07/09/2001      9,991,000
 10,000,000   4.060%  07/09/2001      9,990,978
 25,000,000   3.760%  07/23/2001     24,942,556
THUNDER BAY FUNDING INC.
 13,188,000   3.990%  07/03/2001     13,185,077
  6,378,000   4.000%  07/05/2001      6,375,165

 PRINCIPAL            MATURITY
  AMOUNT       RATE     DATE        VALUE
 --------      ----     ----        -----
THUNDER BAY FUNDING INC. -- (CONTINUED)
$ 7,395,000   3.910%  07/17/2001 $    7,382,149
  4,160,000   3.940%  07/17/2001      4,152,715
 11,435,000   3.910%  07/19/2001     11,412,645
 20,043,000   3.840%  07/20/2001     20,002,380
 21,980,000   3.890%  08/10/2001     21,884,998
  9,000,000   3.710%  08/17/2001      8,956,407

TRIPLE A ONE FUNDING CORP.
 18,500,000   4.125%  07/02/2001     18,497,880
  2,673,000   4.040%  07/09/2001      2,670,600
  2,800,000   3.960%  07/10/2001      2,797,228
  7,600,000   3.910%  07/20/2001      7,584,317
  5,026,000   3.890%  07/27/2001      5,011,880
  5,800,000   3.960%  08/06/2001      5,777,032
 25,000,000   3.960%  08/07/2001     24,898,250
  5,000,000   3.810%  08/09/2001      4,979,362
  6,500,000   3.710%  08/10/2001      6,473,206
 12,000,000   3.810%  08/10/2001     11,949,200
  3,135,000   3.840%  08/10/2001      3,121,624

VENTURES BUSINESS TRUST
 20,000,000   4.150%  07/02/2001     19,997,694
                                 --------------
TOTAL STRUCTURED FINANCE......    1,271,055,609
                                 --------------
TOTAL INVESTMENTS -- 99.4%....    3,388,215,650(A)
Other Assets & Liabilities,
  Net -- 0.6%.................       21,978,918
                                 --------------
TOTAL NET ASSETS -- 100.0%....   $3,410,194,568
                                 ==============
-----------
(A) COST FOR TAX PURPOSES IS THE SAME.

                       See Notes to Financial Statements.

                       FREEDOM GOVERNMENT SECURITIES FUND

                        INVESTMENTS AS OF JUNE 30, 2001

                                  (UNAUDITED)

 PRINCIPAL             MATURITY
  AMOUNT       RATE      DATE        VALUE
  ------       ----      ----        -----
U.S. GOVERNMENT AGENCY   ISSUES -- 98.5%
FEDERAL FARM CREDIT BANK DISCOUNT
NOTES -- 31.2%
$ 3,200,000   4.540%   07/02/01   $  3,199,596
  5,000,000   3.880%   07/05/01      4,997,844
  2,400,000   4.470%   07/05/01      2,398,808
  2,525,000   3.580%   07/10/01      2,522,740
  7,700,000   4.160%   07/11/01      7,691,102
  1,274,000   4.170%   07/11/01      1,272,524
 17,700,000   3.690%   07/12/01     17,680,043
  4,800,000   3.830%   07/16/01      4,792,340
 11,500,000   3.850%   07/17/01     11,480,322
  5,700,000   3.790%   07/18/01      5,689,799
 19,500,000   3.830%   07/30/01     19,439,837
 24,800,000   3.820%   08/15/01     24,681,580
  6,920,000   3.850%   08/20/01      6,882,997
  4,817,000   3.830%   08/29/01      4,786,764
 14,000,000   3.850%   09/05/01     13,901,183
 20,175,000   3.540%   09/10/01     20,034,145
 12,000,000   3.750%   09/25/01     11,892,500
  4,200,000   3.790%   10/10/01      4,155,341
  6,950,000   3.650%   10/24/01      6,868,965
  9,525,000   3.840%   11/05/01      9,395,968
                                  ------------
TOTAL FEDERAL FARM CREDIT BANK
  DISCOUNT NOTES...............    183,764,398
                                  ------------
FEDERAL HOME LOAN BANK DISCOUNT NOTES -- 67.3%
  8,100,000   3.940%   07/02/01      8,099,114
 17,100,000   4.160%   07/06/01     17,090,120
  7,300,000   3.830%   07/11/01      7,292,234
 10,000,000   4.550%   07/11/01      9,987,361
  5,700,000   5.120%   07/11/01      5,691,893
 20,000,000   4.560%   07/13/01     19,969,600
  5,350,000   4.120%   07/18/01      5,339,591
  2,600,000   4.610%   07/18/01      2,594,340
  3,040,000   3.650%   07/20/01      3,034,144

 PRINCIPAL             MATURITY
  AMOUNT       RATE      DATE        VALUE
  ------       ----      ----        -----
FEDERAL HOME LOAN BANK DISCOUNT NOTES --
  (CONTINUED)
$ 3,000,000   3.880%   07/20/01   $  2,993,857
  6,650,000   4.130%   07/20/01      6,635,505
  6,290,000   3.830%   07/25/01      6,273,940
 15,950,000   4.130%   07/25/01     15,906,084
  1,300,000   3.620%   08/01/01      1,295,948
 12,000,000   4.070%   08/03/01     11,955,230
 21,500,000   3.900%   08/06/01     21,416,150
  3,100,000   3.750%   08/07/01      3,088,052
 19,700,000   3.830%   08/08/01     19,620,357
  8,600,000   3.650%   08/10/01      8,565,122
 18,000,000   3.810%   08/10/01     17,923,800
    920,000   3.830%   08/22/01        914,910
 10,000,000   3.870%   08/22/01      9,944,100
 18,550,000   3.800%   08/29/01     18,444,265
 15,100,000   3.840%   08/29/01     15,004,971
  7,665,000   3.770%   08/31/01      7,616,036
 15,425,000   3.720%   09/05/01     15,319,802
 21,450,000   3.700%   09/07/01     21,300,088
 20,000,000   3.690%   09/12/01     19,850,350
 21,725,000   3.630%   09/14/01     21,560,705
  7,437,000   3.540%   09/19/01      7,378,496
 11,950,000   3.490%   09/21/01     11,855,004
  4,200,000   3.500%   09/21/01      4,166,517
  1,828,000   3.600%   09/26/01      1,812,096
 16,850,000   3.810%   11/02/01     16,628,872
  2,700,000   3.840%   11/02/01      2,664,288
  3,750,000   3.750%   11/07/01      3,699,609
 23,800,000   3.645%   12/07/01     23,416,850
                                  ------------
                                   396,349,401
                                  ------------
TOTAL INVESTMENTS -- 98.5%.....    580,113,799(A)
Other Assets & Liabilities
  Net -- 1.5%..................      8,705,938
                                  ------------
TOTAL NET ASSETS -- 100.0%.....   $588,819,737
                                  ============

------------
(A) COST FOR TAX PURPOSES IS THE SAME.

                       See Notes to Financial Statements.

                         FREEDOM TAX EXEMPT MONEY FUND

                        INVESTMENTS AS OF JUNE 30, 2001

                                  (UNAUDITED)

 PRINCIPAL
  AMOUNT               DESCRIPTION              VALUE
  ------               -----------              -----
MUNICIPAL SECURITIES -- 99.9%
ALABAMA -- 1.8%
$ 2,500,000   Birmingham (AMBAC/Societe
                Generale) 2.70% 7-04-01....  $  2,500,000
  6,265,000   Mobile IDB 2.65% 7-04-01
                (Wachovia Bank LOC)........     6,265,000
                                             ------------
                                                8,765,000
                                             ------------
ARIZONA -- 5.2%
 13,000,000   Apache County IDA (Toronto
                Dominion Bank LOC) 2.625%
                7-04-01....................    13,000,000
  2,500,000   Arizona Transportation Board
                (Escrowed in U.S.
                Government Securities)
                6.50% 7-01-02..............     2,632,156
  6,170,000   Mesa Municipal Development
                Corp. (Westdeutsche
                Landesbank LOC) 3.20%
                7-09-01....................     6,170,000
  1,000,000   Salt River Project (Wells
                Fargo Bank/Morgan Guaranty
                Trust/FNB Chicago/Bank of
                America/Banc One/Norwest
                Bank/Bank of New York
                LOC's) 2.75% 8-09-01.......     1,000,000
  3,000,000   University of Arizona
                (AMBAC/Bayerische
                Landesbank) 2.65% 7-04-01..     3,000,000
                                             ------------
                                               25,802,156
                                             ------------
CALIFORNIA -- 2.2%
  5,000,000   California Higher Education
                Loan Authority (SLMA) 4.40%
                7-01-01....................     5,000,000
  2,000,000   California Higher Education
                Loan Authority (SLMA) 3.15%
                4-01-02....................     2,000,000
  4,000,000   Los Angeles DWAP (Escrowed in
                U.S. Government Securities)
                2.60% 8-30-01..............     4,000,000
                                             ------------
                                               11,000,000
                                             ------------

 PRINCIPAL
  AMOUNT               DESCRIPTION              VALUE
  ------               -----------              -----
COLORADO -- 3.6%
$ 3,400,000   Adams County IDA (Citibank
                LOC) 2.65% 7-05-01.........  $  3,400,000
  9,302,000   Colorado HFA (MBIA/Credit
                Suisse) 2.65% 7-05-01......     9,302,000
  1,080,000   La Plata County PCR 3.25%
                9-01-01....................     1,080,000
  4,000,000   Larimer County School
                District #1 (Escrowed in
                U.S. Government Securities)
                6.90% 12-01-01.............     4,140,362
                                             ------------
                                               17,922,362
                                             ------------
DELAWARE -- 0.3%
  1,220,000   Delaware State 5.50%
                12-01-01...................     1,231,241
                                             ------------
DISTRICT OF COLUMBIA -- 0.3%
  1,500,000   District of Columbia (Banc
                One LOC) 2.60% 9-11-01.....     1,500,000
                                             ------------
FLORIDA -- 5.8%
  4,600,000   Collier County HFA (First
                Union National Bank LOC)
                2.65% 7-04-01..............     4,600,000
  5,000,000   Florida Municipal Power
                Agency (First Union
                National Bank LOC) 3.15%
                7-12-01....................     5,000,000
  2,000,000   Florida Turnpike Authority
                (FSA-Insured) 6.00%
                7-01-02....................     2,067,100
  5,000,000   Jacksonville Capital Project
                (AMBAC/SunTrust Bank/ Bank
                of America/Banc One) 2.65%
                7-04-01....................     5,000,000
3,500,000..   Sarasota County PHD (Sun
                Trust Bank LOC) 2.50%
                9-06-01....................     3,500,000

                       See Notes to Financial Statements.

                         FREEDOM TAX EXEMPT MONEY FUND

                                  (UNAUDITED)

 PRINCIPAL
  AMOUNT               DESCRIPTION              VALUE
  ------               -----------              -----
MUNICIPAL SECURITIES -- (CONTINUED)
FLORIDA -- (CONTINUED)
$ 3,200,000   St. John's County IDA (La
                Salle NB LOC) 2.65%
                7-04-01....................  $  3,200,000
  5,000,000   West Orange HCD (Sun Trust
                Bank LOC) 2.65% 7-05-01....     5,000,000
                                             ------------
                                               28,367,100
                                             ------------
GEORGIA -- 7.1%
  5,000,000   Clayton County (Commerzbank
                LOC) 2.65% 7-04-01.........     5,000,000
  1,000,000   DeKalb Private Hospital
                Authority (SunTrust Bank
                LOC) 2.65% 7-04-01.........     1,000,000
  3,625,000   Georgia State Tollway
                Authority 4.50% 7-01-02....     3,692,526
  1,500,000   Hapeville Development
                Authority (Deutsche Bank
                LOC) 3.20% 7-02-01.........     1,500,000
  5,000,000   Municipal Electric Authority
                of Georgia (ABN-AMRO Bank
                LOC) 2.70% 7-04-01.........     5,000,000
  5,000,000   Municipal Electric Authority
                of Georgia (Morgan Guaranty
                Trust/Bayerische
                Landesbank/Wachovia
                Bank/Westdeutsche
                Landesbank LOC's) 2.65%
                8-21-01....................     5,000,000
  3,800,000   Private Colleges &
                Universities Facility
                Authority 2.60% 7-04-01....     3,800,000
  5,000,000   Savannah Authority (Wachovia
                Bank LOC) 2.65% 7-04-01....     5,000,000
  5,000,000   Southern Georgia Hospital
                Authority (AMBAC/ Wachovia
                Bank) 2.85% 7-04-01........     5,000,000
                                             ------------
                                               34,992,526
                                             ------------

 PRINCIPAL
  AMOUNT               DESCRIPTION              VALUE
  ------               -----------              -----
HAWAII -- 1.3%
$ 6,500,000   Honolulu (Landesbank Hessen
                Thuringen LOC) 2.65%
                7-04-01....................  $  6,500,000
                                             ------------
ILLINOIS -- 10.3%
  1,000,000   Chicago (Landesbank Hessen
                Thuringen LOC) 4.25%
                1-03-02....................     1,000,000
  1,200,000   Chicago O'Hare International
                Airport Authority (Societe
                Generale LOC) 2.50%
                7-04-01....................     1,200,000
  1,000,000   Cook County (Escrowed in U.S.
                Government Securities)
                6.40% 11-01-01.............     1,007,681
 10,210,000   Elmhurst Health Commission
                (CLF-Dexia LOC) 2.70%
                7-05-01....................    10,210,000
  4,000,000   Illinois Development Finance
                Authority (Banc One LOC)
                2.70% 7-04-01..............     4,000,000
  2,000,000   Illinois Development Finance
                Authority (Bank of America
                LOC) 2.65% 7-04-01.........     2,000,000
  5,300,000   Illinois Development Finance
                Authority (Northern Trust
                Company LOC) 2.80%
                7-04-01....................     5,300,000
  5,000,000   Illinois HFA (FSA/ ABN-AMRO
                Bank) 2.75% 7-04-01........     5,000,000
  1,400,000   Illinois HFA (FSA/Banc One)
                3.35% 7-02-01..............     1,400,000
  3,500,000   Illinois Toll Highway
                Authority (FSA/Landesbank
                Hessen Thuringen) 2.70%
                7-05-01....................     3,500,000

                       See Notes to Financial Statements.

                         FREEDOM TAX EXEMPT MONEY FUND

                                  (UNAUDITED)

 PRINCIPAL
  AMOUNT               DESCRIPTION              VALUE
  ------               -----------              -----
MUNICIPAL SECURITIES -- (CONTINUED)
ILLINOIS -- (CONTINUED)
$ 7,300,000   Illinois Toll Highway
                Authority (MBIA/Societe
                Generale) 2.60% 7-04-01....  $  7,300,000
  9,000,000   Lisle Health Facilities
                Authority (FNMA) 2.70%
                7-04-01....................     9,000,000
                                             ------------
                                               50,917,681
                                             ------------
INDIANA -- 2.9%
  5,540,000   Indiana HFFA (FNB Chicago
                LOC) 2.70% 7-04-01.........     5,540,000
  7,900,000   Indiana MPA (Toronto Dominion
                Bank LOC) 2.65% 7-04-01....     7,900,000
  1,000,000   Whiting EDA 3.10% 8-15-01....     1,000,000
                                             ------------
                                               14,440,000
                                             ------------
IOWA -- 2.1%
  3,085,000   Iowa Finance Authority (Bank
                of America LOC) 2.70%
                7-05-01....................     3,085,000
  5,000,000   Iowa Finance Authority
                (MBIA/Toronto Dominion
                Bank) 2.65% 7-04-01........     5,000,000
  2,000,000   Iowa School Cash Anticipation
                Program (FSA) 3.75%
                6-21-02....................     2,020,833
                                             ------------
                                               10,105,833
                                             ------------
KANSAS -- 1.3%
  6,200,000   Burlington PCR (NRUCFC) 2.85%
                7-02-01....................     6,200,000
                                             ------------
KENTUCKY -- 0.7%
  2,010,000   Clark County PCR (NRUCFC)
                3.25% 10-15-01.............     2,010,000
  1,500,000   Kentucky ISTA 3.75% 6-28-02..     1,514,865
                                             ------------
                                                3,524,865
                                             ------------

 PRINCIPAL
  AMOUNT               DESCRIPTION              VALUE
  ------               -----------              -----
LOUISIANA -- 5.2%
$ 2,800,000   Lake Charles Harbor & Port
                District (Banc One LOC)
                2.70% 7-04-01..............  $  2,800,000
  3,000,000   Louisiana PFA (General
                Electric LOC) 2.65%
                7-04-01....................     3,000,000
 11,605,000   Louisiana Offshore Terminal
                Authority (Banc One LOC)
                2.70% 7-04-01..............    11,605,000
  4,000,000   Plaquemines Harbor & Terminal
                District (KBC Bank LOC)
                3.20% 3-15-02..............     4,000,000
  1,950,000   South Louisiana Port
                Commission (Royal Bank of
                Canada LOC) 2.70%
                7-04-01....................     1,950,000
  2,000,000   West Baton Rouge C.P. 2.80%
                7-16-01....................     2,000,000
                                             ------------
                                               25,355,000
                                             ------------
MAINE -- 0.8%
  3,770,000   Maine HEFA (State Street Bank
                & Trust LOC) 2.65%
                7-04-01....................     3,770,000
                                             ------------
MARYLAND -- 2.2%
  3,000,000   Maryland HEFA (FNB Chicago
                LOC) 2.60% 7-04-01.........     3,000,000
  6,200,000   Montgomery County HCA
                (MBIA/FNB Chicago) 2.65%
                7-04-01....................     6,200,000
  1,500,000   Washington Suburban
                Sanitation District
                (Escrowed in U.S.
                Government Securities)
                6.30% 11-01-01.............     1,545,249
                                             ------------
                                               10,745,249
                                             ------------
MASSACHUSETTS -- 1.4%
  6,805,000   Massachusetts HEFA 2.50%
                7-05-01....................     6,805,000
                                             ------------

                       See Notes to Financial Statements.

                         FREEDOM TAX EXEMPT MONEY FUND

                                  (UNAUDITED)

 PRINCIPAL
  AMOUNT               DESCRIPTION              VALUE
  ------               -----------              -----
MUNICIPAL SECURITIES -- (CONTINUED)
MICHIGAN -- 2.2%
$   990,000   Ingham Economic Development
                Corp. (Banc One LOC) 2.80%
                7-04-01....................  $    990,000
  3,000,000   Michigan COP (Bank of New
                York LOC) 4.00% 10-01-01...     3,005,581
  2,075,000   Michigan HDA (MBIA/ Morgan
                Guaranty Trust) 2.65%
                7-04-01....................     2,075,000
  2,000,000   Michigan State Building
                Authority (Canadian
                Imperial Bank of
                Commerce/Bank of New
                York/Commerzebank LOC's)
                2.70% 8-21-01..............     2,000,000
  2,500,000   Michigan Strategic Fund
                (AMBAC/Barclays Bank/ Chase
                Manhattan Bank/ Banc One)
                3.30% 7-02-01..............     2,500,000
                                             ------------
                                               10,570,581
                                             ------------
MINNESOTA -- 0.6%
    700,000   Duluth PCR (Wachovia Bank
                LOC) 2.65% 7-05-01.........       700,000
  2,370,000   Minnesota TAANS 5.00%
                8-09-01....................     2,371,699
                                             ------------
                                                3,071,699
                                             ------------
MISSOURI -- 1.7%
  4,450,000   Columbia (Insurance Reserve
                Bonds) (Toronto Dominion
                Bank LOC) 2.65% 7-04-01....     4,450,000
  3,000,000   Columbia Water and Electric
                Authority (Toronto Dominion
                Bank LOC) 2.65% 7-04-01....     3,000,000
  1,000,000   Missouri Environmental
                Improvement Authority 2.85%
                7-04-01....................     1,000,000
                                             ------------
                                                8,450,000
                                             ------------

 PRINCIPAL
  AMOUNT               DESCRIPTION              VALUE
  ------               -----------              -----
NEBRASKA -- 1.8%
$ 6,485,000   Lancaster County Hospital
                Authority (LaSalle NB)
                3.35% 7-02-01..............  $  6,485,000
  2,590,000   Sarpy County Hospital
                Authority (LaSalle NB)
                3.35% 7-02-01..............     2,590,000
                                             ------------
                                                9,075,000
                                             ------------
NEVADA -- 0.8%
  3,000,000   Clark County Airport Revenue
                (Bayerische Landesbank LOC)
                2.65% 7-04-01..............     3,000,000
  1,000,000   Clark County MVFT (AMBAC)
                5.50% 7-01-01..............     1,000,000
                                             ------------
                                                4,000,000
                                             ------------
NEW HAMPSHIRE -- 0.2%
  1,000,000   New Hampshire HEFA
                (FGIC/Chase Manhattan Bank)
                2.65% 7-04-01..............     1,000,000
                                             ------------
NEW MEXICO -- 0.5%
  2,600,000   Albuquerque Joint Water &
                Sewer Revenue Bonds (AMBAC)
                5.00% 7-01-02..............     2,656,745
                                             ------------
NEW YORK -- 0.3%
  1,500,000   New York State Electric & Gas
                (Morgan Guaranty Trust LOC)
                3.15% 3-15-02..............     1,500,000
                                             ------------
NORTH CAROLINA -- 2.3%
  4,100,000   North Carolina Educational
                Facilities (MBIA/Bank of
                America) 2.80% 7-04-01.....     4,100,000
  2,180,000   North Carolina Educational
                Facilities (NationsBank
                LOC) 2.65% 7-04-01.........     2,180,000
  5,000,000   North Carolina Educational
                Facilities (Wachovia Bank
                LOC) 2.65% 7-05-01.........     5,000,000
                                             ------------
                                               11,280,000
                                             ------------

                       See Notes to Financial Statements.

                         FREEDOM TAX EXEMPT MONEY FUND

                                  (UNAUDITED)

 PRINCIPAL
  AMOUNT               DESCRIPTION              VALUE
  ------               -----------              -----
MUNICIPAL SECURITIES -- (CONTINUED)
OHIO -- 2.2%
$ 3,000,000   Clinton County Hospital
                Finance Program (Fifth
                Third Bank LOC) 2.85%
                7-04-01....................  $  3,000,000
  7,780,000   Franklin County Hospital
                Revenue (Morgan Guaranty
                Trust LOC) 2.65% 7-05-01...     7,780,000
                                             ------------
                                               10,780,000
                                             ------------
PENNSYLVANIA -- 9.4%
 15,910,000   Delaware Valley Finance
                Authority (Credit Suisse
                LOC) 2.65% 7-04-01.........    15,910,000
 12,000,000   Emmaus GRA (Bayerische
                Landesbank LOC) 2.80%
                7-04-01....................    12,000,000
 12,000,000   Emmaus GRA (Goldman GIC)
                2.80% 7-04-01..............    12,000,000
  1,700,000   Emmaus GRA (KBC Bank LOC)
                2.80% 7-04-01..............     1,700,000
  2,000,000   Harrisburg Water Authority
                (Escrowed in U.S.
                Government Securities)
                7.00% 7-15-01..............     2,002,850
  2,570,000   Pennsylvania Turnpike
                Authority (FGIC) 4.00%
                6-01-02....................     2,602,922
                                             ------------
                                               46,215,772
                                             ------------
SOUTH CAROLINA -- 1.4%
  2,800,000   Florence County Hospital
                Revenue (FGIC/First Union
                National Bank) 2.70%
                7-05-01....................     2,800,000
  4,200,000   South Carolina 4.20%
                4-01-02....................     4,246,950
                                             ------------
                                                7,046,950
                                             ------------

 PRINCIPAL
  AMOUNT               DESCRIPTION              VALUE
  ------               -----------              -----
TENNESSEE -- 2.5%
$ 5,660,000   Clarksville PBA (Bank of
                America LOC) 2.65%
                7-05-01....................  $  5,660,000
  1,100,000   Hamilton County (NationsBank
                LOC) 2.65% 7-05-01.........     1,100,000
  4,000,000   Montgomery PBA (Bank of
                America LOC) 2.65%
                7-05-01....................     4,000,000
  1,600,000   Nashville-Davidson Counties
                HEFA (NationsBank LOC)
                2.65% 7-05-01..............     1,600,000
                                             ------------
                                               12,360,000
                                             ------------
TEXAS -- 10.5%
  4,300,000   Angelina River Authority
                (Bank of America LOC) 3.35%
                7-02-01....................     4,300,000
  3,650,000   Austin County IDA (Banc One
                LOC) 2.65% 7-04-01.........     3,650,000
  3,000,000   Austin Utility System (Morgan
                Guaranty Trust/State Street
                Bank & Trust/CLF Dexia
                France LOC's) 2.60%
                9-10-01....................     3,000,000
  6,500,000   Bexar County HFA (FNMA) 2.70%
                7-04-01....................     6,500,000
  2,500,000   Corpus Christi Port Authority
                PCR (Toronto Dominion Bank
                LOC) 2.40% 7-04-01.........     2,500,000
  4,065,000   Gulf Coast Marine Terminal
                IDA 2.75% 12-01-01.........     4,065,000
  3,000,000   Gulf Coast Waste Disposal
                Authority PCR 4.00%
                7-15-01....................     3,000,000
  5,000,000   Harris County HSA (MBIA/
                Morgan Guaranty Trust)
                2.75% 7-04-01..............     5,000,000
  2,000,000   North Central Texas HFA
                (AMBAC/CLF-Dexia France)
                3.25% 7-13-01..............     2,000,000

                       See Notes to Financial Statements.

                         FREEDOM TAX EXEMPT MONEY FUND

                                  (UNAUDITED)

 PRINCIPAL
  AMOUNT               DESCRIPTION              VALUE
  ------               -----------              -----
MUNICIPAL SECURITIES -- (CONTINUED)
TEXAS -- (CONTINUED)
$ 4,100,000   Northern Texas Higher
                Education Authority (Bank
                of America/CLF-Dexia France
                LOC's) 2.75% 7-05-01.......  $  4,100,000
  1,300,000   Port Development Corp. of
                Texas (Canadian Imperial
                Bank of Commerce LOC) 2.65%
                7-04-01....................     1,300,000
    900,000   Richardson ISD (Permanent
                School Fund Guaranteed/
                United Bank of Switzerland)
                2.75% 7-05-01..............       900,000
  1,000,000   Texas HFA (FGIC) 5.70%
                12-01-01...................     1,009,388
  1,000,000   Texas PFA 2.65% 7-20-01......     1,000,000
  9,300,000   Texas State TRANS 5.25%
                8-31-01....................     9,321,244
                                             ------------
                                               51,645,632
                                             ------------
UTAH -- 4.2%
  3,000,000   Emery County PCR (AMBAC/ Bank
                of Nova Scotia) 3.30%
                7-02-01....................     3,000,000
  2,800,000   Intermountain Power Agency
                (AMBAC/Landesbank Hessen
                Thuringen) 2.65% 8-07-01...     2,800,000
  3,000,000   Intermountain Power Agency
                (AMBAC/Landesbank Hessen
                Thuringen) 2.70% 9-07-01...     3,000,000
  3,000,000   Intermountain Power Agency
                (AMBAC/Landesbank Hessen
                Thuringen) 3.10% 9-17-01...     3,000,000
  3,000,000   Salt Lake County PCR 3.30%
                7-02-01....................     3,000,000

 PRINCIPAL
  AMOUNT               DESCRIPTION              VALUE
  ------               -----------              -----
UTAH -- (CONTINUED)
$ 2,000,000   Utah County Environmental
                Improvement Revenue Bonds
                (Wachovia Bank LOC) 2.65%
                8-09-01....................  $  2,000,000
  4,000,000   Utah Transit Authority
                (Bayerische Landesbank LOC)
                2.60% 7-05-01..............     4,000,000
                                             ------------
                                               20,800,000
                                             ------------
VIRGINIA -- 1.7%
  3,000,000   Arlington IDA (Escrowed in
                U.S. Government Securities)
                7.125% 9-01-01.............     3,073,362
  2,000,000   Harrisonburg Virginia
                Redevelopment and Housing
                Revenue Bonds (Banc One
                LOC) 2.76% 7-05-01.........     2,000,000
  1,250,000   Henrico County IDA (Bank of
                America LOC) 2.65%
                7-05-01....................     1,250,000
  2,220,000   Louisa County IDA
                (NationsBank LOC) 2.65%
                7-05-01....................     2,220,000
                                             ------------
                                                8,543,362
                                             ------------
WASHINGTON -- 2.7%
  3,370,000   Port of Vancouver IDB (Bank
                of America LOC) 2.80%
                7-05-01....................     3,370,000
  5,100,000   Seattle Water System Revenue
                Bonds (Bayerische
                Landesbank LOC) 2.65%
                7-04-01....................     5,100,000
  5,000,000   Washington State Public Power
                Supply System (Morgan
                Guaranty Trust LOC) 2.60%
                7-04-01....................     5,000,000
                                             ------------
                                               13,470,000
                                             ------------

                       See Notes to Financial Statements.

                         FREEDOM TAX EXEMPT MONEY FUND

                                  (UNAUDITED)

 PRINCIPAL
  AMOUNT               DESCRIPTION              VALUE
  ------               -----------              -----
MUNICIPAL SECURITIES -- (CONTINUED)
WISCONSIN -- 0.4%
$ 1,900,000   Wisconsin Health and
                Education Facilities (Bank
                One LOC) 2.70% 7-04-01.....  $  1,900,000
                                             ------------
TOTAL INVESTMENTS -- 99.9%.................   492,309,754(a)
Other Assets & Liabilities, Net -- 0.1%....       224,262
                                             ------------
TOTAL NET ASSETS -- 100.00%................  $492,534,016
                                             ============

Legend:
COP -- Certificates of Participation
C.P. -- Commercial Paper
DWAP -- Department of Water and Power
EDA -- Economic Development Authority
GRA -- General Revenue Authority
HCD -- Health Care District
HDA -- Housing Development Authority
HEFA -- Health Education Finance Authority
HFFA -- Health Facility Finance Authority
HFA -- Housing Finance Authority
HSA -- Health Systems Authority
IDA -- Industrial Development Authority
IDB -- Industrial Development Bond
ISD -- Independent School District
ISTA -- Interlocal School Transportation Authority
LOC -- Letter of Credit
MPA -- Municipal Power Authority
MVFT -- Motor Vehicle Fuel Tax
NRUCFC -- National Rural Utilities Cooperative Finance Corp.
PCR -- Pollution Control Revenue
PFA -- Public Finance Authority
PHD -- Public Hospital District
RFA -- Regional Finance Authority
TAANS -- Tax & Aid Anticipation Notes
TRANS -- Tax & Revenue Anticipation Notes

Insurance Abbreviations:
AMBAC -- American Municipal Bond Assurance Corporation
FGIC -- Financial Guaranty Insurance Corporation
FNMA -- Federal National Mortgage Association
FSA -- Financial Security Assurance Inc.
MBIA -- Municipal Bond Investors Assurance
SLMA -- Student Loan Marketing Association

Maturity dates for many bonds and notes represent the next scheduled date at which the interest rate may be adjusted or a "demand" or "put" feature may be exercised.

------------
(a) Cost for tax purposes is the same.

                       See Notes to Financial Statements.

          FREEDOM MUTUAL FUND
   FREEDOM GROUP OF TAX EXEMPT FUNDS
  STATEMENTS OF ASSETS AND LIABILITIES
             JUNE 30, 2001

              (UNAUDITED)

                                                                 FREEDOM          FREEDOM         FREEDOM
                                                                   CASH          GOVERNMENT      TAX EXEMPT
                                                                MANAGEMENT       SECURITIES        MONEY
                                                                   FUND             FUND            FUND
                                                              --------------    ------------    ------------
ASSETS
   Investments, at amortized cost...........................  $3,388,215,650    $580,113,799    $492,309,754
   Cash.....................................................       1,584,188       1,153,700         269,933
   Receivable for Fund shares sold..........................      32,259,536       8,813,689       4,753,311
   Interest receivable......................................         685,365              --       2,584,511
   Prepaid expenses.........................................         711,937           2,795           2,096
   Other assets.............................................          65,871          18,473          21,494
                                                              --------------    ------------    ------------
   TOTAL ASSETS.............................................   3,423,522,547     590,102,456     499,941,099
                                                              --------------    ------------    ------------
LIABILITIES
   Payable for Fund shares redeemed.........................       6,700,946         153,664         405,478
   Payable for investments purchased........................              --              --       6,202,639
   Dividends payable........................................       4,878,016         823,627         503,395
   Accrued expenses:
       Investment adviser's fee.............................       1,291,338         241,150         209,796
       Transfer agent and shareholder servicing fee.........         260,435          25,869          14,825
       Trustees' fee........................................           2,058              --              --
       Other................................................         195,186          38,409          70,950
                                                              --------------    ------------    ------------
   TOTAL LIABILITIES........................................      13,327,979       1,282,719       7,407,083
                                                              --------------    ------------    ------------
NET ASSETS..................................................  $3,410,194,568    $588,819,737    $492,534,016
                                                              ==============    ============    ============
NET ASSETS CONSIST OF:
   Capital paid in..........................................  $3,410,301,147    $588,848,585    $492,534,016
   Accumulated net realized gain (loss).....................        (106,579)        (28,848)             --
                                                              --------------    ------------    ------------
                                                              $3,410,194,568    $588,819,737    $492,534,016
                                                              ==============    ============    ============
   SHARES ISSUED AND OUTSTANDING
     (UNLIMITED SHARES AUTHORIZED)..........................   3,410,341,551     588,813,032     492,516,647
                                                              --------------    ------------    ------------
   NET ASSET VALUE PER SHARE................................  $         1.00    $       1.00    $       1.00
                                                              ==============    ============    ============

                       See Notes to Financial Statements.

          FREEDOM MUTUAL FUND
   FREEDOM GROUP OF TAX EXEMPT FUNDS
        STATEMENTS OF OPERATIONS
     SIX MONTHS ENDED JUNE 30, 2001

              (UNAUDITED)

                                                                FREEDOM        FREEDOM       FREEDOM
                                                                 CASH        GOVERNMENT     TAX EXEMPT
                                                              MANAGEMENT     SECURITIES       MONEY
                                                                 FUND           FUND           FUND
                                                              -----------    -----------    ----------
INTEREST INCOME.............................................  $88,820,052    $16,232,976    $8,779,294
                                                              -----------    -----------    ----------
EXPENSES
   Investment adviser's fee.................................   7,799,044       1,544,054     1,300,271
   Transfer agent & shareholder services....................   1,915,385         144,710        90,500
   Custodian................................................     211,755          54,335        45,181
   Compensation of Trustees.................................      27,385           8,340         7,080
   Audit....................................................      16,925           8,585        15,115
   Legal....................................................      18,705           5,465        15,735
   Printing, postage and stationery.........................     101,805          13,015        11,765
   Membership dues..........................................      27,555           5,177         3,879
   Registration expense.....................................     166,400          42,740        50,120
   Insurance expense........................................     314,253           4,990         3,761
   Other....................................................         905             905           905
                                                              -----------    -----------    ----------
   TOTAL EXPENSES...........................................  10,600,117       1,832,316     1,544,312
                                                              -----------    -----------    ----------
   LESS EXPENSE REDUCTIONS..................................          --              --        (6,282)
                                                              -----------    -----------    ----------
   NET EXPENSES.............................................  10,600,117       1,832,316     1,538,030
                                                              -----------    -----------    ----------
NET INVESTMENT INCOME.......................................  78,219,935      14,400,660     7,241,264
                                                              -----------    -----------    ----------
NET REALIZED GAIN/LOSS ON INVESTMENTS.......................         364           4,073            --
                                                              -----------    -----------    ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $78,220,299    $14,404,733    $7,241,264
                                                              ===========    ===========    ==========

                       See Notes to Financial Statements.

          FREEDOM MUTUAL FUND
 FREEDOM GROUP OF TAX EXEMPT FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

                                                       FREEDOM                              FREEDOM
                                                 CASH MANAGEMENT FUND             GOVERNMENT SECURITIES FUND
                                          ----------------------------------   ---------------------------------
                                            SIX MONTHS                           SIX MONTHS
                                               ENDED           YEAR ENDED           ENDED          YEAR ENDED
                                             JUNE 30,         DECEMBER 31,        JUNE 30,        DECEMBER 31,
                                               2001*              2000              2001*             2000
                                          ---------------   ----------------   ---------------   ---------------
INCREASE IN NET ASSETS FROM:
OPERATIONS:
   Net investment income................  $    78,219,935   $    167,858,750   $    14,400,660   $    31,115,615
   Net realized gain (loss) from
    investments.........................              364               (976)            4,073            (3,802)
                                          ---------------   ----------------   ---------------   ---------------
   Net increase in net assets resulting
    from operations.....................       78,220,299        167,857,774        14,404,733        31,111,813
DIVIDENDS TO SHAREHOLDERS...............      (78,219,935)      (167,858,750)      (14,400,660)      (31,115,615)
                                          ---------------   ----------------   ---------------   ---------------
                                                      364               (976)            4,073            (3,802)
                                          ---------------   ----------------   ---------------   ---------------
CAPITAL SHARE TRANSACTIONS:
 (At Net Asset Value of $1 per share)
   Proceeds from sale of shares.........    5,722,875,557     11,760,119,190     1,432,926,109     2,025,872,165
   Net asset value of shares issued to
    shareholders in reinvestment of
    dividends...........................       73,158,551        162,545,324        13,627,405        30,269,222
   Cost of shares redeemed..............   (5,607,677,386)   (11,352,248,109)   (1,479,348,286)   (1,916,334,989)
                                          ---------------   ----------------   ---------------   ---------------
    Net increase from capital share
      transactions......................      188,356,722        570,416,405       (32,794,772)      139,806,398
                                          ---------------   ----------------   ---------------   ---------------
   Net increase in net assets...........      188,357,086        570,415,429       (32,790,699)      139,802,596
NET ASSETS:
   Beginning of period..................    3,221,837,482      2,651,422,053       621,610,436       481,807,840
                                          ---------------   ----------------   ---------------   ---------------
   End of period........................  $ 3,410,194,568   $  3,221,837,482   $   588,819,737   $   621,610,436
                                          ===============   ================   ===============   ===============

                                                       FREEDOM
                                                TAX EXEMPT MONEY FUND
                                          ---------------------------------
                                            SIX MONTHS
                                               ENDED          YEAR ENDED
                                             JUNE 30,        DECEMBER 31,
                                               2001*             2000
                                          ---------------   ---------------
INCREASE IN NET ASSETS FROM:
OPERATIONS:
   Net investment income................  $     7,241,264   $    14,833,885
   Net realized gain (loss) from
    investments.........................               --                --
                                          ---------------   ---------------
   Net increase in net assets resulting
    from operations.....................        7,241,264        14,833,885
DIVIDENDS TO SHAREHOLDERS...............       (7,241,264)      (14,833,885)
                                          ---------------   ---------------
                                                       --                --
                                          ---------------   ---------------
CAPITAL SHARE TRANSACTIONS:
 (At Net Asset Value of $1 per share)
   Proceeds from sale of shares.........    1,087,221,758     1,818,177,435
   Net asset value of shares issued to
    shareholders in reinvestment of
    dividends...........................        6,706,679        14,294,587
   Cost of shares redeemed..............   (1,075,517,398)   (1,725,424,448)
                                          ---------------   ---------------
    Net increase from capital share
      transactions......................       18,411,039       107,047,574
                                          ---------------   ---------------
   Net increase in net assets...........       18,411,039       107,047,574
NET ASSETS:
   Beginning of period..................      474,122,977       367,075,403
                                          ---------------   ---------------
   End of period........................  $   492,534,016   $   474,122,977
                                          ===============   ===============

---------------
*Unaudited.

                       See Notes to Financial Statements.

                              FREEDOM MUTUAL FUND

                       FREEDOM GROUP OF TAX EXEMPT FUNDS

                         NOTES TO FINANCIAL STATEMENTS

                                  (UNAUDITED)

     NOTE 1. ACCOUNTING POLICIES. Freedom Mutual Fund and Freedom Group of Tax Exempt Funds (the "Trusts") are Massachusetts business trusts registered under the Investment Company Act of 1940, as amended, as open-end management companies. The Agreements and Declarations of Trust permit the issuance of an unlimited number of shares of beneficial interest in separate series, with shares of each series representing interests in a separate portfolio of assets and operating as a separate distinct fund (a "Fund"). The Freedom Mutual Fund consists of the Freedom Cash Management Fund and the Freedom Government Securities Fund. The Freedom Group of Tax Exempt Funds consists of the Freedom Tax Exempt Money Fund and the Freedom California Tax Exempt Money Fund. The financial statements of the Freedom California Tax Exempt Money Fund are included in a separate semi-annual report for that Fund.

     The following is a summary of significant accounting policies followed by the Trusts in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     Security Valuation and Transactions. Each Trust values its portfolio securities utilizing the amortized cost valuation method. This method involves valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Investment securities transactions are accounted for on the date the securities are purchased or sold.

     Expenses. The majority of the expenses of each Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable as belonging to a specific Fund are allocated in such a manner as deemed equitable by the Trustees, taking into consideration, among other things, the nature and type of expense and the relative sizes of the Funds.

     Trustees' fees of $6,000 per Trust, per year, plus $250 per meeting of the Board of Trustees and $350 per meeting of any committee thereof, are paid to each Trustee who is not an interested person of the Trusts. No remuneration is paid by either Trust to any Trustee or officer of that Trust who is affiliated with Freedom Capital Management Corporation, the Trusts' advisor.

     The Trusts have entered into an insurance agreement with ICI Mutual Insurance Company under which each Trust pays both an annual insurance premium and a one-time reserve premium, and is committed to provide additional funds of up to 300% of its initial annual premium if and when called upon. The Freedom Cash Management Fund has entered into a money market fund default insurance agreement with ICI Mutual Insurance Company as well.

                              FREEDOM MUTUAL FUND

                       FREEDOM GROUP OF TAX EXEMPT FUNDS

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

     The Freedom Tax Exempt Money Fund has an agreement with the custodian bank under which $6,282 of custodian fees have been reduced by balance credits applied during the period ended June 30, 2001. If the Fund had not entered into this agreement, the assets not invested, on which these balance credits were earned, could have produced taxable income.

     Federal Income Tax. It is each Fund's policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its income to its shareholders. It is also the intention of the Funds to make sufficient distributions to shareholders to avoid imposition of excise tax on undistributed amounts under the Internal Revenue Code. Therefore, no federal income or excise tax provision is required.

     As of December 31, 2000, the Freedom Cash Management Fund had $106,943 of capital loss carryforwards of which $95,472, $8,517, $1,978 and $976 expire on December 31, 2001, December 31, 2005, December 31, 2007, and December 31, 2008, respectively. As of December 31, 2000, the Freedom Government Securities Fund had $32,921 of capital loss carryforwards of which $18,859, $10,260 and $3,802 expire on December 31, 2002, December 31, 2005 and December 31, 2008, respectively.

     Interest Income and Dividends to Shareholders. Interest income is accrued as earned. Dividends to shareholders are declared daily from net investment income, which consists of interest accrued or discount earned (including original issue and market discount) less amortization of premium and the estimated expenses of the Fund applicable to the dividend period.

     Other. The custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Funds in the event of default by the seller. In connection with transactions in repurchase agreements, if the seller defaults and the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be limited or delayed.

     The Funds may purchase or sell securities on a when-issued basis. Payment and delivery may take place more than a week after the date of the transaction. The price that will be paid for the underlying securities is fixed at the time the transaction is negotiated.

     NOTE 2. INVESTMENT ADVISOR AND OTHER RELATED PARTY TRANSACTIONS. Freedom Capital Management Corporation ("FCMC") is an affiliate of Sutro & Co., Inc. ("Sutro"), Tucker Anthony Incorporated ("Tucker Anthony") and Freedom Services Corp. All are wholly owned subsidiaries of Tucker Anthony Sutro (formerly Freedom Securities Corporation).

     FCMC, the investment advisor of the Funds, furnishes the Funds with administration and other services and office facilities in Boston. For these services and facilities, each Fund pays a monthly fee, computed separately for each Fund, based upon the average daily net asset value of each Fund, at the annual rate of one half of one percent (.50%) on the first $500 million of average daily net assets and

                              FREEDOM MUTUAL FUND

                       FREEDOM GROUP OF TAX EXEMPT FUNDS

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

forty-five hundredths of one percent (.45%) for average daily net assets in excess of that amount. The Funds themselves pay no salaries or compensation to any of their officers.

     Tucker Anthony, Sutro and Freedom Distributors Corporation act as distributors of the Trusts' shares and receive no compensation for such services. As transfer agent, Freedom Services Corp. received reimbursements from the Funds for maintaining and servicing shareholder accounts for the six months ended June 30, 2001 as follows:

                            CASH      GOVERNMENT       TAX
                         MANAGEMENT   SECURITIES   EXEMPT MONEY
                            FUND         FUND          FUND
                         ----------   ----------   ------------
                         $1,915,385    $144,710      $90,500
                         ==========    ========      =======

     NOTE 3. Purchases and sales (including maturities) of investments (excluding repurchase agreements) for the six months ended June 30, 2001 were as follows:

                                                  CASH            GOVERNMENT          TAX
                                               MANAGEMENT         SECURITIES      EXEMPT MONEY
                                                  FUND               FUND             FUND
                                             ---------------    --------------    ------------
Purchases
  U.S. Government..........................               --    $2,081,207,116              --
  Other....................................  $11,306,834,168                --    $565,783,813
Sales
  U.S. Government..........................               --    $2,134,242,845              --
  Other....................................  $11,179,158,789                --    $537,829,800

                          FREEDOM GROUP OF MONEY FUNDS

FINANCIAL HIGHLIGHTS

     The table of Financial Highlights below represents a summary history of our operations. The table expresses the information in terms of a single share outstanding throughout each period.

                                                                                                        RATIO OF    RATIO OF NET
                              NET ASSET                DIVIDENDS    NET ASSET            NET ASSETS     EXPENSES     INVESTMENT
                                VALUE        NET        FROM NET      VALUE                END OF      TO AVERAGE     INCOME TO
           PERIOD             BEGINNING   INVESTMENT   INVESTMENT    END OF     TOTAL      PERIOD        DAILY      AVERAGE DAILY
           ENDED              OF PERIOD     INCOME       INCOME      PERIOD     RETURN   (THOUSANDS)   NET ASSETS    NET ASSETS
----------------------------  ---------   ----------   ----------   ---------   ------   -----------   ----------   -------------
CASH MANAGEMENT FUND
June 30, 2001++.............    $1.00      $0.0227      $(0.0227)     $1.00      2.30%   $3,410,195       0.62%+        4.59%+
December 31, 2000...........     1.00       0.0580       (0.0580)      1.00      5.94     3,221,837       0.64          5.80
December 31, 1999...........     1.00       0.0458       (0.0458)      1.00      4.67     2,651,422       0.64          4.58
December 31, 1998...........     1.00       0.0491       (0.0491)      1.00      5.03     2,330,295       0.65          4.91
December 31, 1997...........     1.00       0.0492       (0.0492)      1.00      5.03     1,746,837       0.69          4.92
December 31, 1996...........     1.00       0.0476       (0.0476)      1.00      4.86     1,637,286       0.71          4.76
GOVERNMENT SECURITIES FUND
June 30, 2001++.............    $1.00      $0.0226      $(0.0226)     $1.00      2.27%     $588,820       0.58%+        4.56%+
December 31, 2000...........     1.00       0.0570       (0.0570)      1.00      5.83       621,610       0.59          5.70
December 31, 1999...........     1.00       0.0446       (0.0446)      1.00      4.54       481,808       0.61          4.46
December 31, 1998...........     1.00       0.0481       (0.0481)      1.00      4.93       443,517       0.61          4.81
December 31, 1997...........     1.00       0.0485       (0.0485)      1.00      4.96       370,358       0.65          4.86
December 31, 1996...........     1.00       0.0460       (0.0460)      1.00      4.69       309,938       0.65          4.60
TAX EXEMPT MONEY FUND
June 30, 2001++.............    $1.00      $0.0137      $(0.0137)     $1.00      1.38%*    $492,534       0.59%(a)+     2.77%(b)+
December 31, 2000...........     1.00       0.0351       (0.0351)      1.00      3.56*      474,123       0.61(a)       3.50(b)
December 31, 1999...........     1.00       0.0265       (0.0265)      1.00      2.68*      367,075       0.63(a)       2.64(b)
December 31, 1998...........     1.00       0.0283       (0.0283)      1.00      2.88*      355,393       0.63(a)       2.83(b)
December 31, 1997...........     1.00       0.0300       (0.0300)      1.00      3.04*      289,904       0.66(a)       2.98(b)
December 31, 1996...........     1.00       0.0283       (0.0283)      1.00      2.86       263,089       0.63          2.82

---------------
 +  Annualized.

++  Unaudited.

(a) Ratio of expenses to average daily net assets after expense credits was 0.59%, 0.60%, 0.62%, 0.62% and 0.64% for the period ended June 30, 2001 and the years ended December 31, 2000, December 31, 1999, December 31, 1998 and December 31, 1997, respectively.

(b) Ratio of net investment income to average daily net assets after expense credits was 2.77%, 3.51%, 2.65%, 2.83% and 3.00% for the period ended June 30, 2001 and the years ended December 31, 2000, December 31, 1999, December 31, 1998 and December 31, 1997, respectively.

 *  Total return would have been lower without credits allowed by the custodian.

                         NO SALES OR REDEMPTION CHARGES

                                  DISTRIBUTORS

                          Tucker Anthony Incorporated
                               One Beacon Street
                          Boston, Massachusetts 02108

                              Telephone Toll Free
                                  800-453-8206

                            Sutro & Co. Incorporated
                             201 California Street
                        San Francisco, California 94111

                               INVESTMENT ADVISER

                     Freedom Capital Management Corporation
                               One Beacon Street
                        Boston, Massachusetts 02108-3105

                            TRANSFER AND SHAREHOLDER
                                 SERVICES AGENT

                          Freedom Services Corporation
                               15 Exchange Place
                             Jersey City, NJ 07302

                              Telephone Toll Free
                                  800-453-8206

                              [FLAG LOGO] FREEDOM
                             FAMILY OF MUTUAL FUNDS

   This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus for the Freedom Group of Money Funds.

                                                                      F01SA 0601

                                 FREEDOM GROUP
                                 OF MONEY FUNDS

                                                                     [FREE LOGO]
                                               Freedom
                                           Cash Management
                                                Fund
                                                  --
                                               Freedom
                                             Government
                                           Securities Fund
                                                  --
                                               Freedom
                                             Tax Exempt
                                             Money Fund

                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2001